SEGMENT REPORTING (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Oct. 27, 2013	Jul. 28, 2013	Apr. 28, 2013	Jan. 27, 2013	Oct. 28, 2012	Jul. 29, 2012	Apr. 29, 2012	Jan. 29, 2012	Oct. 27, 2013 segment	Oct. 28, 2012	Oct. 30, 2011
SEGMENT REPORTING
Number of reportable business segments									5
Operating profit and other financial information
Sales	$ 2,323,202	$ 2,159,525	$ 2,152,686	$ 2,116,241	$ 2,170,184	$ 2,008,188	$ 2,012,859	$ 2,039,439	$ 8,751,654	$ 8,230,670	$ 7,895,089
Net interest and investment expense (income)									7,482	6,339	23,448
General corporate expense									26,694	21,429	35,992
Noncontrolling interest									3,865	4,911	5,001
Earnings Before Income Taxes									798,507	758,335	718,836
Assets	4,915,880				4,563,966				4,915,880	4,563,966	4,244,391
Additions to Property, Plant and Equipment									106,762	132,303	96,911
Depreciation and Amortization									124,850	119,494	124,165
Grocery Products
Operating profit and other financial information
Sales									1,517,557	1,170,871	1,064,558
Assets	1,237,405				683,601				1,237,405	683,601	670,398
Additions to Property, Plant and Equipment									10,100	17,966	10,910
Depreciation and Amortization									22,912	15,870	15,597
Refrigerated Foods
Operating profit and other financial information
Sales									4,268,874	4,234,896	4,203,325
Assets	1,218,418				1,171,161				1,218,418	1,171,161	1,177,588
Additions to Property, Plant and Equipment									58,523	67,003	45,244
Depreciation and Amortization									57,879	60,229	65,689
Jennie-O Turkey Store
Operating profit and other financial information
Sales									1,725,288	1,674,802	1,592,090
Assets	819,343				857,682				819,343	857,682	805,459
Additions to Property, Plant and Equipment									22,863	33,594	29,507
Depreciation and Amortization									26,921	26,144	25,379
Specialty Foods
Operating profit and other financial information
Sales									932,641	924,605	835,711
Assets	469,599				506,237				469,599	506,237	475,289
Additions to Property, Plant and Equipment									3,606	3,779	3,470
Depreciation and Amortization									9,232	9,871	9,817
International & Other
Operating profit and other financial information
Sales									448,181	363,348	338,501
Assets	361,038				224,847				361,038	224,847	196,957
Additions to Property, Plant and Equipment									2,973	2,794	1,145
Depreciation and Amortization									1,906	1,437	1,387
Operating segment
Operating profit and other financial information
Sales									8,751,654	8,230,670	7,895,089
Segment Operating Profit									828,818	781,192	773,275
Operating segment | Grocery Products
Operating profit and other financial information
Sales									1,517,557	1,170,871	1,064,558
Segment Operating Profit									213,646	181,251	162,556
Operating segment | Refrigerated Foods
Operating profit and other financial information
Sales									4,251,515	4,222,752	4,189,224
Segment Operating Profit									232,692	228,665	292,624
Operating segment | Jennie-O Turkey Store
Operating profit and other financial information
Sales									1,601,868	1,549,227	1,467,222
Segment Operating Profit									222,117	238,298	204,940
Operating segment | Specialty Foods
Operating profit and other financial information
Sales									932,533	924,472	835,584
Segment Operating Profit									88,873	83,089	76,905
Operating segment | International & Other
Operating profit and other financial information
Sales									448,181	363,348	338,501
Segment Operating Profit									71,490	49,889	36,250
Intersegment sales
Operating profit and other financial information
Sales									140,887	137,852	139,096
Intersegment sales | Refrigerated Foods
Operating profit and other financial information
Sales									17,359	12,144	14,101
Intersegment sales | Jennie-O Turkey Store
Operating profit and other financial information
Sales									123,420	125,575	124,868
Intersegment sales | Specialty Foods
Operating profit and other financial information
Sales									108	133	127
Intersegment elimination
Operating profit and other financial information
Sales									(140,887)	(137,852)	(139,096)
Corporate
Operating profit and other financial information
Assets	810,077				1,120,438				810,077	1,120,438	918,700
Additions to Property, Plant and Equipment									8,697	7,167	6,635
Depreciation and Amortization									$ 6,000	$ 5,943	$ 6,296
Precept Foods, LLC
Operating profit and other financial information
Ownership percentage held by entity in joint venture									50.01%